FINANCIAL INSTRUMENTS - Financial Instruments that are Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade payables
Disclosure of financial assets [line items]
Non-current liabilities	$ 2,981	$ 5,445
Borrowings
Disclosure of financial assets [line items]
Non-current liabilities	2,191	861
Fair value | Trade payables
Disclosure of financial assets [line items]
Non-current liabilities	2,779	5,053
Fair value | Borrowings
Disclosure of financial assets [line items]
Non-current liabilities	1,907	645
Guarantee deposits
Disclosure of financial assets [line items]
Non-current assets	7,558	5,942
Guarantee deposits | Fair value
Disclosure of financial assets [line items]
Non-current assets	6,447	5,686
Other assets
Disclosure of financial assets [line items]
Non-current assets	4,088	10,657
Other assets | Fair value
Disclosure of financial assets [line items]
Non-current assets	$ 3,486	$ 9,780